Summary of Significant Accounting Policies - Schedule of Impact of Adoption Previously Reported Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 73,380	$ 24,527	$ 114,246
(Benefit) provision for deferred income taxes	(112,561)	11,201	(70,731)
Accounts payable and accrued liabilities	(18,106)	(6,349)	4,750
Net cash provided by operating activities	129,886	94,713	56,004
Net cash used in investing activities	(1,396,681)	(41,148)	(161,006)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	63,443	83,549	95,838
Increase (decrease) in cash, cash equivalents and restricted cash	84,306	(20,106)	(12,289)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	147,749	63,443	83,549
Adoption of ASC Topic 606 | As Reported
Net income	73,940	24,802	114,183
(Benefit) provision for deferred income taxes	(113,062)	11,344	(70,773)
Accounts payable and accrued liabilities	(18,165)	(6,767)	4,855
Net cash provided by operating activities	130,241	97,570	56,715
Net cash used in investing activities	(1,407,775)		(158,754)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	61,029	78,278	87,604
Increase (decrease) in cash, cash equivalents and restricted cash	73,567	(17,249)	(9,326)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	134,596	61,029	78,278
Adoption of ASC Topic 606 | ASC 606 Adjustments
Net income	(560)	(275)	63
(Benefit) provision for deferred income taxes	501	(143)	42
Accounts payable and accrued liabilities	59	418	(105)
ASU 2016-18 Adjustments | Restatement Adjustment
Net cash provided by operating activities	(355)	(2,857)	(711)
Net cash used in investing activities	11,094		(2,252)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	2,414	5,271	8,234
Increase (decrease) in cash, cash equivalents and restricted cash	10,739	(2,857)	(2,963)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	$ 13,153	$ 2,414	$ 5,271